Investor Report
Mercedes-Benz Auto Lease Trust 2019-A
Collection Period Ended

Amounts in USD
31-Mar-2020
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
15
15-Apr-2020
Payment Date
31-Mar-2020
1-Mar-2020
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... 4/15/2020
13-Apr-2020
Record Date
14-Apr-2020
30
15-Apr-2020
16-Mar-2020
30/360 Days
30
15-Mar-2020
15-Apr-2020
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
Class A-1 Notes
0.000000
265,000,000.00
0.000000
0.00
0.00
128,535,965.66
Class A-2 Notes
81.907438
479,000,000.00
0.186435
39,233,662.97
89,302,302.69
479,000,000.00
Class A-3 Notes
0.000000
479,000,000.00
1.000000
0.00
479,000,000.00
94,110,000.00
Class A-4 Notes
0.000000
94,110,000.00
1.000000
0.00
94,110,000.00
701,645,965.66
Total Note Balance
1,317,110,000.00
39,233,662.97
662,412,302.69
Overcollateralization
247,199,357.73
247,199,357.73
Total Securitization Value
1,544,995,985.84
227,885,985.84
present value of lease payments
present value of Base Residual Value
948,845,323.39
909,611,660.42
692,821,056.49
933,135,464.46
611,860,521.38
237,211,603.25
216,790,603.93
711,633,720.14
Initial Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
227,885,985.84
14.75%
247,199,357.73
16.00%
Target Overcollateralization Amount
247,199,357.73
16.00%
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
2.743390%
0.000000
0.00
0.000000
0.00
Class A-2 Notes
3.010000%
0.673092
39,556,074.02
82.580530
322,411.05
Class A-3 Notes
3.100000%
2.583333
1,237,416.67
2.583333
1,237,416.67
Class A-4 Notes
3.250000%
2.708333
254,881.25
2.708333
254,881.25
$41,048,371.94
Total
1,814,708.97

Investor Report
Mercedes-Benz Auto Lease Trust 2019-A
Collection Period Ended

Amounts in USD
31-Mar-2020
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
20,329,196.71
192,700.02
0.00
0.00
80,571.83
0.00
29,470.59
16,092,428.65
10,924,381.46
Total Exchange Note Payments
Available Funds ABS Notes
Available 2019-A Collections
47,375,477.41
Exchange Note Balance
Initial
Balance
Beginning
Balance
Ending
Balance
1,467,746,186.55
871,595,524.10
832,361,861.13
41,601,497.48
41,601,497.48
Subtotal
47,346,006.82
(2) Interest Distributable Amount Class A Notes
(3) Priority Principal Distribution Amount
1,814,708.97
0.00
(4) To Reserve Fund to reach the Reserve Fund Required Amount
(5) Regular Principal Distribution Amount
(6) Additional Servicing Fee and Transition Costs
0.00
39,233,662.97
0.00
(7) Total Trustee Fees and any Asset Representations Reviewer fees
[not previously paid under (1)]
0.00
(8) Excess Collections to Certificateholders
Total Distribution
(1) Total Trustee Fees and any Asset Representations Reviewer fees
(max. $250,000 p.a.)
0.00
41,601,497.48
Nonrecoverable Advances to the Servicer
(1) Total Servicing Fee
(2) Exchange Note Interest Distributable Amount
(3.26%)
790,704.44
0.00
2,367,834.51
(3) Exchange Note Principal Distributable Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributable Amount and the Exchange Note Principal
Distributable Amount
(5) Remaining Funds Payable
39,233,662.97
Total Distribution
47,375,477.41
Distributions ABS Notes
Distribution on the Exchange Note
0.00
553,125.54
4,983,275.49

Investor Report
Mercedes-Benz Auto Lease Trust 2019-A
Collection Period Ended

Amounts in USD
31-Mar-2020
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
790,704.44
790,704.44
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,814,708.97
1,814,708.97
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
322,411.05
0.00
322,411.05
thereof on Class A-3 Notes
1,237,416.67
0.00
1,237,416.67
thereof on Class A-4 Notes
254,881.25
0.00
254,881.25
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
1,814,708.97
1,814,708.97
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
39,233,662.97
0.00
39,233,662.97
Principal Distribution Amount
39,233,662.97
39,233,662.97
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2019-A
Collection Period Ended

Amounts in USD
31-Mar-2020
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,862,489.96
0.00
3,862,489.96
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
27,585.07
1,885.52
1,885.52
1,885.52
29,470.59
3,862,489.96
0.00
Notice to Investors
In response to the COVID-19 (coronavirus) pandemic, the Servicer is taking steps to offer relief to customers impacted by the crisis. Such relief may take the form of deferrals of payment obligations, estimated not to exceed three months, with the deferred payments due at the end of the lease term. In addition, the Servicer may grant lease extensions beyond the scheduled lease termination date and, in some cases, waivers of monthly payments during the extension period. The Servicer will not consider a customer's contract to be delinquent as a result of any such deferral or waiver. The Servicer is also temporarily curtailing certain collection activities, including repossessions. Different relief may be offered to customers in affected areas in the future as the COVID-19 situation develops.

Investor Report
Mercedes-Benz Auto Lease Trust 2019-A
Collection Period Ended

Amounts in USD
31-Mar-2020
Pool Statistics
Securitization Value end of Collection Period
948,845,323.39
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
58.87%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
38,227
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
909,611,660.42
2,915,330.20
0.00
9,255,472.44
12,813,823.66
14,249,036.67
1,544,995,985.84
27,409
26,583
90.70%
1,100,930,284.17
753,194,083.92
8.70%
8.70%
12.54
25.87
Cumulative Turn-in Ratio
Aggregate Base Residual Value
14.32
23.64
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.45%
46.11%
Delinquency Profile
Delinquency Profile *
0.02%
198,599.19
91-120 Days Delinquent
26,491
65
23
2,438,433.67
906,046,750.13
927,877.43
100.00%
26,583
909,611,660.42
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.61%
Current
0.10%
0.27%
31-60 Days Delinquent
61-90 Days Delinquent
4
Delinquency Trigger
4.747%
No
60+ Delinquency Leases to EOP Aggregate Securitization Value
Delinquency Trigger occurred
0.124%

Investor Report
Mercedes-Benz Auto Lease Trust 2019-A
Collection Period Ended

Amounts in USD
31-Mar-2020
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Recoveries
Liquidation Proceeds
Securitization Value of Defaulted Leases, Beg of Collection Period
1,004,484.49
30
354,815.68
978,204.93
Principal Net Credit Loss / (Gain)
(328,536.12)
16,963,089.09
20,936.80
465
14,342,298.22
2,599,854.07
Net Credit Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(0.424)%
0.009%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization Value
Average Net Credit Loss / (Gain)
45.03
0.001%
(0.019%)
0.617%
(0.139%)
Current
Residual Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Sales Proceeds and Other Payments Received
Securitization Value of Liquidated Leases, Beg of Collection Period
Residual Loss / (Gain)
23,980,141.81
796
349,505,106.70
11,177
24,718,663.11
353,813,130.17
(738,521.30)
(4,308,023.47)
Residual Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(0.954)%
0.458%
Average Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization Value
(0.279)%
(385.44)
0.301%
0.704%
1.781%